Schedule of general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Legal, audit and accounting	$ 3,918	$ 948
Consulting fees	1,756	324
Salaries and wages	6,444	370
Office and travel	4,072	2,749
Marketing and shareholder communications	4,091	1,178
Other	240	586
General and administrative	$ 20,521	$ 6,155